Term loan - Summary of movement in the carrying value of the long term loan (Detail) $ in Thousands	4 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Loan Facility on July 27, 2022		$ 40,000
Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from Loan Facility on July 27, 2022	$ 40,000
Transaction costs	(2,285)	2,285
Accretion expense	179
Term loan as at November 30, 2022	$ 37,894	$ 37,894